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                                ICM SERIES TRUST
                               ------------------
                               ISABELLE SMALL CAP
                                   VALUE FUND

                               Semi-Annual Report
                                  June 30, 1998

                                  ICM/ISABELLE
                              SMALL CAP VALUE FUND

                                TABLE OF CONTENTS
   Shareholder Letter ....................................         1
   Portfolio of Investments ..............................         4
   Statement of Assets and Liabilities ...................         6
   Statement of Operations ...............................         7
   Statement of Changes in Net Assets ....................         8
   Financial Highlights ..................................         9
   Notes to Financial Statements .........................        11

SHAREHOLDER LETTER

Dear Shareholder,

We are delighted to provide to you the first semi-annual report for the ICM/Isabelle Small Cap Value Fund (the "Fund"). We are pleased with the initial response to the offering of the Fund and look to continued growth in the upcoming months.

The Fund commenced operations on March 9, 1998. For the period from commencement of operations through June 30, 1998, the Fund's net assets grew from an initial base of $100,000 to over $6,491,000. As we have stated, our goal is to provide both individual and institutional investors a focused and truly value-oriented small cap portfolio that will remain an integral part of their long-term equity allocation. To that end we have begun to build a foundation that will produce lasting investment results.

In one sense the market has been cooperative, bringing the prices of many small cap issues down, making already attractive investment candidates even more appealing. On the other hand, the general lack of interest in small cap issues has, and continues to penalize investors who choose to hold them. Moreover, our willingness to accept short-term discomfort in searching out bargains has, early on, placed us at yet a further disadvantage to the broader markets, which continue to favor large, industry leaders seemingly without regard to valuation.

For the period from commencement of operations through June 30, 1998, the Fund returned -9.6%, while the Standard & Poor's 500 Composite Stock Price Index* (the "S&P 500") posted a return of 7.75% and the Russell 2000 Index*, a widely used small-cap benchmark, returned -0.81%. While the Fund's early performance was disappointing, we must again stress that the portfolio is being constructed for long-term appreciation. With that in mind, we are encouraged that a number of very attractive investment opportunities remain, so as to allow new monies to be put to work.

Since inception, we have added thirty-three names to the Fund's holdings, attempting to buy cautiously. Because of this, and the size of the Fund relative to new shareholders' daily net contributions, the Fund's cash position has fluctuated, sometimes significantly. At June 30, 1998, the Fund's cash position was artificially high, at 31.9% due to larger than expected cash inflows at the end of the quarter. However, it is not our intent to wield cash as a market-timing device, and we have worked diligently to invest these dollars, such that at this writing, cash comprises less than 2% of total portfolio assets.

Going forward, we will continue to seek out undervalued companies, one by one, employing an investment philosophy that attempts to define long-term economic value; a philosophy perhaps better described as determining "business" value in the context of a competitive environment. To do this effectively, we must understand the management and underlying operations of each potential investment, for only then can we accurately assess its economic value and develop the conviction necessary to take the stock from a candidate to an actual holding. It takes a great deal of "leg work" to build such a portfolio, and we have sought to construct it with those ideas that we have thoroughly developed with a high degree of conviction in the investment thesis.

Accordingly, as of June 30, 1998, the top ten holdings of the Fund represented 39% of the Fund's total assets. By selecting Fund investments in accordance with the investment approach set forth above, we believe that we offer shareholders the greatest degree of appreciation potential without sacrificing diversification. We believe that based on our investment approach and intensity of our efforts, the risk inherent in the portfolio is actually reduced, as we are able to distinguish actual risk from perceived risk.

Some of the Fund's new holdings include The Yellow Corporation (6.86% of total net assets at June 30, 1998), a well-known trucking company that competes nationwide in both the truckload and less than truckload markets. We believe that management of the company has done more than a credible job of reducing costs to match existing levels of business, and is now in the process of repositioning the company for renewed growth. The company's return on total invested capital, which languished at less than 1% during the past five years, has jumped to over 8% and should break into double-digits next year. Crown Vantage (3.74% of total net assets at June 30, 1998), a 1996 spin-off of the former James River Corporation, has all but been given up for dead by the investment community. A seasoned management team is gradually transforming this debt-laden, capital-starved subsidiary into a value-adding, niche market paper and packaging company possessing extraordinary operating leverage. The company's stock has seen its market price fall to around $4 per share, yet it has demonstrated that it can produce more than $10 per share in earnings before interest and taxes. Finally, Material Sciences (3.76% of total net assets at June 30, 1998) is of interest, having a strong national presence in both industrial coil coating and coated automotive metal and plastic. The company's operating difficulties have caused earnings to suffer over the past two years, driving the stock price down to around $10 per share from a high of nearly $23. Management appears to have the situation in hand, but at 1.2x book value and 50% of depressed sales, the current valuation is so compelling that at least one competitor, Sequa Corp., has reportedly made an offer to acquire part or all of the company.

In summary, the die is cast, and while we believe it will take time for it to `set', the outlook remains very promising. Short-term portfolio declines, while truly frustrating, have only served to sharpen our sense of contrast. Moreover, we believe the modest valuation of your Fund's portfolio positions it very well to respond to a change in market sentiment. The average price to book value is just 1.7x versus 6.2x for the S&P 500, while the price to earnings ratio is just 14.9x versus 28.5x, respectively. A return to small cap stocks coupled with good individual stock selection should produce very good returns, indeed. Patience is rewarded.

We thank you for your continued confidence and support and we look forward to reporting on our continued progress.

Sincerely,

/s/ Warren J. Isabelle

    Warren J. Isabelle
    President and Chairman of the Board
    July 31, 1998

----------
* Unmanaged indices, not available for investment

Note: The views expressed in this report reflect those of the portfolio manager, only through the period of this report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

ICM/ISABELLE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

                                                                       MARKET
    SHARES                                                              VALUE
    ------                                                              -----

             COMMON STOCKS - 83.65%

             BASIC MATERIALS - 10.53%
    23,100   Crown Vantage, Inc.*                                   $  242,550
    28,100   Landec Corp.*                                             196,700
    21,000   Material Sciences Corp.*                                  244,125
                                                                    ----------
                                                                       683,375
                                                                    ----------
             CAPITAL GOODS - 11.70%
    40,900   Acme Electric Corp.*                                      196,831
    13,000   Amtech Corp.*                                              61,750
     9,300   Kollmorgen Corp.                                          186,581
    67,400   Measurement Specialties, Inc.*                            202,200
     4,800   Nashua Corp.*                                              75,000
     8,100   Nyer Medical Group, Inc.*                                  37,463
                                                                    ----------
                                                                       759,825
                                                                    ----------
             CONSUMER CYCLICALS - 13.74%
    14,800   CML Group, Inc.*                                           28,675
    22,100   Delta Woodside Industries, Inc.                           114,644
    45,000   Morgan Products, Ltd.*                                    205,313
     6,000   Ridgeview, Inc.*                                           36,000
    39,700   Transmedia Network, Inc.                                  225,794
    13,200   ValueVision International, Inc., Class A*                  52,800
    39,400   Worldtex, Inc.*                                           229,013
                                                                    ----------
                                                                       892,239
                                                                    ----------
             CONSUMER STAPLES - 5.02%
    55,300   American Banknote Corp.*                                  169,356
    23,600   WLR Foods, Inc.*                                          156,350
                                                                    ----------
                                                                       325,706
                                                                    ----------
             ENERGY - 2.10%
    95,000   Arakis Energy Corp.*                                      136,563

             HEALTH CARE - 13.11%
   102,400   Anergen, Inc.*                                            198,400
    35,200   Apria Healthcare Group, Inc.*                             235,400
    61,000   Medical Resources, Inc.*                                  186,812
    29,000   Neurocrine Biosciences, Inc.*                          $  230,188
                                                                    ----------
                                                                       850,800
                                                                    ----------
             OTHER - 1.57%
    14,200   Inco, Ltd.                                                102,062
                                                                    ----------
             TECHNOLOGY - 19.02%
     6,800   Anacomp, Inc.*                                            160,650
    10,000   Broadway & Seymour, Inc.*                                  56,250
   108,000   Cayenne Software, Inc.*                                   162,000
    14,000   Integrated Circuit Systems, Inc.*                         232,750
    47,300   Meridian Data, Inc.*                                      230,587
   173,500   Nexar Technologies, Inc.*                                 162,656
    22,700   Pioneer-Standard Electronics, Inc.                        218,487
     3,000   Tegal Corp.*                                               11,250
                                                                    ----------
                                                                     1,234,630
                                                                    ----------
             TRANSPORTATION - 6.86%
    24,000   Yellow Corp.*                                             445,500
                                                                    ----------
             TOTAL COMMON STOCKS (COST $5,705,463)                   5,430,700
                                                                    ----------
 PRINCIPAL   SHORT-TERM INVESTMENTS - 31.87%
    AMOUNT   (COST $2,068,842)
    ------
$2,068,842 First Choice Cash Reserve Fund, 5.21%                     2,068,842
                                                                    ----------
             TOTAL INVESTMENTS (COST $7,774,305)** - 115.52%         7,499,542
                                                                    ----------
             LIABILITIES NET OF CASH AND OTHER ASSETS - (15.52%)    (1,007,668)
                                                                    ----------
             NET ASSETS - 100.00%                                   $6,491,874
                                                                    ==========
------------
 * Non-income producing security.
** Cost for federal income tax purposes is $7,774,305 and net unrealized depreciation consists of:
         Gross unrealized appreciation ..........................   $  126,227
         Gross unrealized depreciation ..........................     (400,990)
                                                                    ----------
         Net unrealized depreciation ............................   $ (274,763)
                                                                    ==========
                 See accompanying notes to financial statements.

ICM/ISABELLE SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

ASSETS:
  Investments in securities at market value
     (identified cost $7,774,305) (Note 1)                         $ 7,499,542
  Cash                                                                     228
  Interest receivable                                                   16,128
  Deferred organization costs (Note 1)                                  56,538
  Other assets                                                          30,373
                                                                   -----------
     TOTAL ASSETS                                                    7,602,809
                                                                   -----------
LIABILITIES:
  Payable for securities purchased                                   1,067,581
  Accrued expenses                                                      39,387
  Accrued distribution expense (Note 4)                                    579
  Due to Adviser (Note 3)                                                3,388
                                                                   -----------
     TOTAL LIABILITIES                                               1,110,935
                                                                   -----------
NET ASSETS                                                         $ 6,491,874
                                                                   ===========
INVESTMENT CLASS SHARES (NOTE 1):
  Net assets (Unlimited shares of $0.001 par beneficial
     interest authorized; 128,428 shares outstanding)              $ 1,161,073
                                                                   ===========
  Net asset value, offering and redemption price per
    Investment Class Share ($1,161,073 / 128,428 shares)           $      9.04
                                                                   ===========
INSTITUTIONAL CLASS SHARES (NOTE 1):
  Net assets (Unlimited shares of $0.001 par beneficial
     interest authorized; 589,374 shares outstanding)              $ 5,330,801
                                                                   ===========
  Net asset value, offering and redemption
     price per Institutional Class Share
     ($5,330,801 / 589,374 shares)                                      $ 9.04
                                                                   ===========
NET ASSETS CONSIST OF:
  At June 30, 1998, net assets consisted of:
     Paid-in capital                                                 6,762,885
     Accumulated undistributed net investment income                     6,844
     Accumulated net realized loss on investments                       (3,092)
     Net unrealized depreciation on investments                       (274,763)
                                                                   -----------
       NET ASSETS                                                  $ 6,491,874
                                                                   ===========

                 See accompanying notes to financial statements.

ICM/ISABELLE SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS
JUNE 30, 1998 (UNAUDITED)

                                                                FOR THE PERIOD
                                                                MARCH 9, 1998*
                                                                    THROUGH
                                                                JUNE 30, 1998
                                                                -------------
INVESTMENT INCOME:
  Dividends                                                        $       314
  Interest                                                              19,321
                                                                   -----------
TOTAL INCOME                                                            19,635
                                                                   -----------
EXPENSES:
  Investment advisory fees (Note 3)                                      7,184
  Professional fees                                                     27,504
  Transfer agent fees                                                   20,337
  Administration fees                                                   17,098
  Registration fees                                                     16,182
  Custodian fees                                                         5,201
  Miscellaneous fees                                                     4,292
  Printing fees                                                          4,048
  Amortization of organization costs (Note 1)                            3,730
  Insurance fees                                                         3,333
  Trustees fees                                                          2,283
  Distribution fees - Investment Class (Note 4)                            579
                                                                   -----------
     TOTAL EXPENSES                                                    111,771
       Expenses waived and reimbursed by Adviser (Note 3)              (98,980)
                                                                   -----------
NET EXPENSES                                                            12,791
                                                                   -----------
NET INVESTMENT INCOME                                                    6,844
                                                                   -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments                                      (3,092)
  Net change in unrealized depreciation of investments                (274,763)
                                                                   -----------
  Net realized and unrealized loss on investments                     (277,855)
                                                                   -----------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                        $  (271,011)
                                                                   ===========
--------------
*Commencement of investment operations.

                See accompanying notes to financial statements.

ICM/ISABELLE SMALL CAP VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS
JUNE 30, 1998 (UNAUDITED)

                                                                FOR THE PERIOD
                                                                MARCH 9, 1998*
                                                                    THROUGH
                                                                JUNE 30, 1998
                                                                -------------
OPERATIONS:
  Net Investment Income                                            $     6,844
  Net realized loss on investments                                      (3,092)
  Net change in unrealized depreciation of investments                (274,763)
                                                                   -----------
     Net decrease in net assets resulting from operations             (271,011)
                                                                   -----------
CAPITAL SHARE TRANSACTIONS
  Shares sold:
    Investment Class                                                 1,168,885
    Institutional Class                                              5,500,000
  Shares redeemed:
    Investment Class                                                    (6,000)
    Institutional Class                                                      0
                                                                   -----------
  Increase in net assets derived from capital
    share transactions (a).                                          6,662,885
                                                                   -----------
     TOTAL INCREASE IN NET ASSETS.                                   6,391,874
                                                                   -----------
NET ASSETS:
  Beginning of period                                                  100,000
                                                                   -----------
  End of period (including undistributed net
   investment income of $6,844)                                    $ 6,491,874
                                                                   ===========
(a) Transactions in capital stock were:
   Shares sold:
     Investment Class                                                  119,027
     Institutional Class.                                              589,374
   Shares redeemed:
     Investment Class                                                     (599)
     Institutional Class                                                     0
                                                                   -----------
     Increase in shares outstanding.                                   707,802
                                                                   ===========
-------------
*Commencement of investment operations.

                 See accompanying notes to financial statements.

ICM/ISABELLE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
JUNE 30, 1998 (UNAUDITED)

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                   INVESTMENT
                                                                     CLASS
                                                                     -----
                                                                 FOR THE PERIOD
                                                                  MARCH 9, 1998*
                                                                     THROUGH
                                                                  JUNE 30, 1998
                                                                  -------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $  10.00
                                                                   --------
  Income From Investment Operations:
  Net investment income                                                0.01
  Net losses on securities
     (both realized and unrealized)                                   (0.97)
                                                                   --------
       TOTAL FROM INVESTMENT OPERATIONS                               (0.96)
                                                                   --------
Net Asset Value, End of Period                                     $   9.04
                                                                   ========
TOTAL RETURN (NOT ANNUALIZED)                                         (9.60%)
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000s)                              $  1,161
  Ratio of expenses to average net assets:
     Before expense reimbursement                                     15.70%(1)
     After expense reimbursement                                       1.95%(1)
  Ratio of net investment income (loss) to average net assets:
     Before expense reimbursement                                    (12.72%)(1)
     After expense reimbursement                                      0.78%(1)
  Portfolio turnover rate                                              4.39%

--------------------
  *  Investment Class Shares commenced investment operations on March 9, 1998.
(1)  Annualized.
                 See accompanying notes to financial statements.

ICM/ISABELLE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
JUNE 30, 1998 (UNAUDITED)

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.
                                                                 INSTITUTIONAL
                                                                     CLASS
                                                                     -----
                                                                 FOR THE PERIOD
                                                                 MARCH 29, 1998*
                                                                     THROUGH
                                                                  JUNE 30, 1998
                                                                  -------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $  10.00
                                                                   --------
  Income From Investment Operations:
  Net investment income                                                0.01
  Net losses on securities
     (both realized and unrealized)                                   (0.97)
                                                                   --------
       TOTAL FROM INVESTMENT OPERATIONS                               (0.96)
                                                                   --------
NET ASSET VALUE, END OF PERIOD                                     $   9.04
                                                                   ========
TOTAL RETURN (NOT ANNUALIZED)                                         (9.60%)

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000s)                               $ 5,331
  Ratio of expenses to average net assets:
     Before expense reimbursement                                     15.45%(1)
     After expense reimbursement                                       1.70%(1)
  Ratio of net investment income (loss) to average net assets:
     Before expense reimbursement                                    (12.72%)(1)
     After expense reimbursement                                       1.03%(1)
  Portfolio turnover rate                                              4.39%

------------------
  * Institutional Class Shares commenced investment operations on March 29, 1998
(1)  Annualized

                 See accompanying notes to financial statements.

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998 (UNAUDITED)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
ICM/Isabelle Small Cap Value Fund (the "Fund"), a series of ICM Series Trust (the "Trust") was organized as a Massachusetts business trust pursuant to a trust agreement dated November 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers two classes of shares (Investment Class shares and Institutional Class shares) each of which has equal rights as to class and voting privileges. The Investment Class has exclusive voting rights with respect to its distribution plan pursuant to Rule 12b-1 ("12b-1 Plan") and is subject to 12b-1 Plan expenses. The Fund commenced operations on March 9, 1998. The investment objective of the Fund is to seek capital appreciation by investing is a diversified portfolio of securities consisting primarily of common stocks. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

   A. SECURITY VALUATION. Investments in securities are valued at the last reported sales price on the national securities exchange or national securities market on which such securities are primarily traded on the last business day of the period. Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost plus accrued interest, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Board of Trustees.

   B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

  C. NET ASSET VALUE PER SHARE. Net asset value per share of each class of shares of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets, less liabilities attributable to that class, by the number of outstanding shares of that class. The net asset value of the classes may differ because of different fees and expenses charged to each class.

  D. ORGANIZATION COSTS. Organization costs are being amortized on a straight line basis over five years from commencement of operations. If any of the original shares are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be decreased by the pro rata share of the unamortized organizational costs as of the date of redemption. The pro rata shares will be derived by dividing the number of original shares redeemed by the total number of original shares outstanding at the time of redemption.

  E. FEDERAL INCOME TAXES. The Trust intends to qualify each year as a regulated investment company by complying with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies by, among other things, distributing substantially all of its earnings to its shareholders. Therefore, no federal income tax provision is required.

  F. INCOME AND EXPENSES. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based on the proportion of net assets of each class at the beginning of that day.

  G. DISTRIBUTIONS TO SHAREHOLDERS. The Fund will distribute substantially all if its net investment income and capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principals.

  H. USE OF ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, aggregated $5,797,455 and $88,901 respectively, for the period from March 9, 1998 (commencement of operations) through June 30, 1998.

NOTE 3 - INVESTMENT MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS Ironwood Capital Management, LLC ("ICM") serves as the investment advisor for the Fund pursuant to an investment advisory agreement (the "Agreement") dated March 2, 1998. Under the terms of the Agreement, ICM receives a fee from the Fund, accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund.

ICM has voluntarily agreed to waive its fees and reimburse the Fund to the extent total annualized expenses, inclusive of distribution expenses, exceed 1.95%, with respect to the Investment Class, and 1.70%, with respect to the Institutional Class, of the average daily net assets. For the period from commencement of operations through June 30, 1998, advisory fees of $7,184 were waived by ICM and ICM reimbursed the Fund $91,796. Certain officers and Trustees of the Trust are affiliated persons of ICM.

First Data Investor Services Group, Inc. ("Investor Services Group"), a subsidiary of First Data Corporation, serves as the Fund's Administrator pursuant to an Administration Agreement with the Trust on behalf of the Fund. Under the terms of the agreement, Investor Services Group is entitled to receive fees based on the aggregate average daily net assets of the Fund, computed daily and payable monthly at a rate of 0.12% of the first $150 million of net assets; 0.15% of net assets between $150 million and $500 million of net assets; 0.12% of next $500 million to $750 million in net assets; 0.09% of next $750 million to $1.5 billion in net assets; 0.075% of next $1.5 billion to $2.5 billion in net assets; 0.05% of next $2.5 billion to $5 billion in net assets and 0.025% of net assets in excess of $5 billion, subject to a minimum annual charge of $55,000. A separate fee of $35,000 per annum and $5,000 for any additional class per annum, will be charged for fund accounting services.

No officer, trustee or employee of ICM, Investor Services Group or First Data Distributors, Inc. (the "Distributor") or any affiliate thereof, receives any compensation from the Trust for serving as a Trustee or officer of the Trust. The Trust pays each unaffiliated Trustee an annual fee of $2,000 for their services, including their attendance at board and committee meetings. The Trust also reimburses each unaffiliated Trustee for travel and out-of-pocket expenses related to the attendance at such meetings.

NOTE 4 - DISTRIBUTION PLAN
The Trustees of the Fund have adopted a 12b-1 Plan with respect to the Investment Class shares pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder, which permits the Fund to pay certain expenses associated with the distribution of its Investment Class shares. Under the 12b-1 Plan, the Fund compensates the Distributor at a fee calculated at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class shares for distribution expenses borne, or paid to others, by the Distributor. For the period from commencement of operations through June 30, 1998, the Fund accrued $579 in distribution costs for Investment Class Shares.

                                      Notes

                                      Notes

                                      Notes

                        IRONWOOD CAPITAL MANAGEMENT, LLC
                                  AND ICM FUNDS

                                THE IRONWOOD TREE
                      is a small, hardy tree, which yields
                 a very useful and solid wood. Patiently, these
                trees remain under the forest canopy until taller
                                 neighbors fall.
             Once given the opportunity, the Ironwood grows quickly
       to reach its full potential. We believe this imagery is appropriate for our firm as well as our investment style.

                        IRONWOOD CAPITAL MANAGEMENT, LLC,

        the investment manager of the ICM/Isabelle Small Cap Value Fund, is an independent investment management firm specializing
                      in investing in small company stocks.

                                    ICM Funds
                       4400 Computer Drive, P.O. Box 5182
                              Westborough, MA 01581

                                 1-800-472-6114

--------------------------------------------------------------------------------
There are risks associated with investing in funds of this type that invest in stocks of small-sized companies, which tend to be more volatile and less liquid than stocks of larger companies. Past Fund performance is not indicative of future results.

This information is not authorized for distribution unless accompanied or preceded by a current prospectus.

DISTRIBUTOR: FIRST DATA DISTRIBUTORS, INC.

FOR ACCOUNT INFORMATION AND PRICES, CALL 1-800-472-6114 BETWEEN THE HOURS OF 9:00 A.M. AND 5:00 P.M. (EASTERN TIME), MONDAY THROUGH FRIDAY.

DFU 8/98